Fixed Assets - Summary of fixed assets (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Fixed Assets
Fixed Assets, gross	$ 889,632		$ 889,632		$ 4,335
Less accumulated. Depreciation	(6,309)		(6,309)		(678)
Fixed Assets, net	883,323		883,323		3,657
Depreciation expense	1,473	$ 157	2,091	$ 204
iDoc
Fixed Assets
Fixed Assets, gross					131,216	$ 42,482
Less accumulated. Depreciation					(17,172)	(3,776)
Fixed Assets, net					114,044	38,706
Depreciation expense					13,396	3,776
Office equipment
Fixed Assets
Fixed Assets, gross	19,264		19,264		3,335
Office equipment | iDoc
Fixed Assets
Fixed Assets, gross					28,506	28,506
Medical equipment
Fixed Assets
Fixed Assets, gross	122,095		122,095		1,000
Medical equipment | iDoc
Fixed Assets
Fixed Assets, gross					89,246	$ 13,976
Furniture
Fixed Assets
Fixed Assets, gross	5,045		5,045
Furniture | iDoc
Fixed Assets
Fixed Assets, gross					6,153
Leasehold improvements
Fixed Assets
Fixed Assets, gross	$ 6,604		$ 6,604
Leasehold improvements | iDoc
Fixed Assets
Fixed Assets, gross					$ 7,311